Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2020	31 Dec 2019	31 Dec 2018	31 Dec 2020	31 Dec 2019	31 Dec 2018
Chinese yuan (CNY)	6.54	6.97	6.87	6.90	6.91	6.61
Hong Kong dollar (HKD)	7.75	7.79	7.83	7.76	7.84	7.84
Indian rupee (INR)	73.07	71.38	69.82	74.12	70.43	68.34
Indonesian rupiah (IDR)	14,050.00	13,882.50	14,380.00	14,541.70	14,140.84	14,220.82
Malaysian ringgit (MYR)	4.02	4.09	4.13	4.20	4.14	4.03
Singapore dollar (SGD)	1.32	1.34	1.36	1.38	1.36	1.35
Taiwan dollar (TWD)	28.10	29.98	30.74	29.44	30.91	30.13
Thai baht (THB)	30.02	29.75	32.56	31.29	31.05	32.30
UK pound sterling (GBP)	0.73	0.75	0.79	0.78	0.78	0.75
Vietnamese dong (VND)	23,082.50	23,172.50	23,195.00	23,235.84	23,227.64	23,017.17

Schedule of effect of foreign exchange movements from continuing operations

The effect of foreign exchange movements from continuing operations arising during the years shown recognised in other comprehensive income is:

	2020 $m	2019 $m	2018 $m
Asia operations	235	194	(206)
Unallocated to a segment	(2)	(42)	167
	233	152	(39)

Schedule of financial assets on the Group's statement of financial position that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
	31 Dec 2020	during 2020	31 Dec 2020	during 2020
Financial assets, net of derivative liabilities	$m	$m	$m	$m
Accrued investment income	1,428	—	—	—
Other debtors	3,248	—	—	—
Loansnote (1)	11,302	154	3,905	3
Equity securities and holdings in collective investment schemes	—	—	278,635	33,515
Debt securitiesnote (2)	32,991	3,194	92,837	6,817
Derivative assets, net of derivative liabilities	—	—	2,117	(3,683)
Other investments	—	—	1,866	(36)
Deposits	3,882	—	—	—
Cash and cash equivalents	8,018	—	—	—
Total financial assets, net of derivative liabilities	60,869	3,348	379,360	36,616

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
	31 Dec 2019	during 2019	31 Dec 2019	during 2019
Financial assets, net of derivative liabilities	$m	$m	$m	$m
Accrued investment income	1,641	—	—	—
Other debtors	2,054	—	—	—
Loansnote (1)	13,484	517	3,614	2
Equity securities and holdings in collective investment schemes	—	—	247,281	44,250
Debt securitiesnote (2)	56,365	4,114	78,205	5,594
Derivative assets, net of derivative liabilities	—	—	1,353	(5,825)
Other investments	—	—	1,302	44
Deposits	2,615	—	—	—
Cash and cash equivalents	6,965	—	—	—
Total financial assets, net of derivative liabilities	83,124	4,631	331,755	44,065

Notes

(1)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C1.
(2)

The debt securities that pass the SPPI test in the table above are primarily held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C1, are as follows:

Available-for- sale debt securities that pass the SPPI test	31 Dec 2020 $m	31 Dec 2019 $m
AAA	1,058	1,117
AA+ to AA-	6,830	11,328
A+ to A-	6,904	15,140
BBB+ to BBB-	9,812	17,972
Below BBB- and unrated	8,387	10,808
Total fair value	32,991	56,365

Schedule of financial assets held by the Group's joint ventures and associates that pass the SPPI test of IFRS 9

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2020	during 2020	31 Dec 2020	during 2020
the equity method	$m	$m	$m	$m
Accrued investment income	156	—	—	—
Other debtors	310	—	—	—
Loans	269	—	—	—
Equity securities and holdings in collective investment schemes	—	—	7,949	1,032
Debt securities	—	—	7,741	102
Deposits	777	—	—	—
Cash and cash equivalents	582	—	—	—
Total financial assets, net of derivative liabilities	2,094	—	15,690	1,134

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2019	during 2019	31 Dec 2019	during 2019
the equity method	$m	$m	$m	$m
Accrued investment income	161	—	—	—
Other debtors	329	—	—	—
Loans	197	—	—	—
Equity securities and holdings in collective investment schemes	—	—	5,999	444
Debt securities	—	—	6,080	86
Deposits	521	—	—	—
Cash and cash equivalents	513	—	—	—
Total financial assets, net of derivative liabilities	1,721	—	12,079	530